Note 7 - Notes Payable and Credit Agreements	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Debt Disclosure [Text Block]

7. NOTES PAYABLE AND CREDIT AGREEMENTS

Spire, Spire Missouri and Spire Alabama have a syndicated revolving credit facility pursuant to a loan agreement with 12 banks, which was amended July 22, 2022, to increase the commitment and sublimits and extend the agreement through July 22, 2027. The amended loan agreement has an aggregate credit commitment of $1,300.0, including sublimits of $450.0 for the Spire holding company, $575.0 for Spire Missouri and $275.0 for Spire Alabama. These sublimits may be reallocated from time to time among the three borrowers within the $1,300.0 aggregate commitment, with commitment fees and interest margins applied for each borrower relative to its credit rating, as well as sustainability rate adjustments based on Spire's DART ("Days Away Restricted or Transferred") rate and methane emissions reductions. The Spire holding company may use its line to provide for the funding needs of various subsidiaries. The agreement also contains financial covenants limiting each borrower’s consolidated total debt, including short-term debt, to no more than 70% of its total capitalization. As defined in the line of credit, on September 30, 2022, total debt was less than or equal to 60% of total capitalization for each borrower. There were no borrowings against this credit facility as of September 30, 2022 and 2021.

Spire has a commercial paper program (“CP Program”) pursuant to which it may issue short-term, unsecured commercial paper notes. Amounts available under the CP Program may be borrowed, repaid and re-borrowed from time to time, with the aggregate face or principal amount of the notes outstanding under the CP Program at any time not to exceed $1,300.0. The notes may have maturities of up to 365 days from date of issue.

In March 2021, Spire Missouri entered into a loan agreement with several banks for a $250.0, 364-day unsecured term loan with an interest rate based on LIBOR plus 65 basis points. The loan was repaid in March 2022.

Information about short-term borrowings, including Spire Missouri’s and Spire Alabama’s borrowings from Spire, is presented in the following table. As of September 30, 2022, $777.8 of Spire’s short-term borrowings were used to support lending to the Utilities.

	Spire	Spire		Spire
	(Parent Only)	Missouri		Alabama	Spire
	CP	Term	Spire	Spire	Consol-
	Program	Loan	Note	Note	idated
Year Ended September 30, 2022
Highest borrowings outstanding	$1,079.0	$250.0	$456.6	$265.2	$1,079.0
Lowest borrowings outstanding	408.0	—	43.2	38.4	462.5
Weighted average borrowings	636.2	113.0	244.9	152.6	749.2
Weighted average interest rate	1.2%	0.8%	0.4%	0.5%	1.1%
As of September 30, 2022
Borrowings outstanding	$1,037.5	$—	$445.3	$260.9	$1,037.5
Weighted average interest rate	3.3%	0.0%	3.3%	3.3%	3.3%
As of September 30, 2021
Borrowings outstanding	$422.0	$250.0	$240.9	$49.0	$672.0
Weighted average interest rate	0.2%	0.7%	0.2%	0.2%	0.4%